Expense Example, No Redemption {- Franklin K2 Alternative Strategies Fund} - Franklin K2 Alternative Strategies Fund-17 - Franklin K2 Alternative Strategies Fund - Class C	Sep. 17, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 321
3 Years	1,022
5 Years	1,747
10 Years	$ 3,662